Segmented Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segmented Information
SEGMENTED INFORMATION

Fortis segments its business based on regulatory status, service territory and substantially autonomous utility operations. This represents the information used by the Corporation's President and CEO in deciding how to allocate resources and evaluate performance. Segment performance is evaluated based on net earnings attributable to common equity shareholders.

Effective January 1, 2018 the former Eastern Canadian and Caribbean segments are aggregated as Other Electric as they individually do not meet the quantitative threshold for separate reporting.

	REGULATED								NON-REGULATED
Quarter Ended									Energy		Inter-
June 30, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	374	530	201	226	143	89	336	1,899	49	—	(1)	1,947
Energy supply costs	—	186	63	50	—	19	189	507	—	—	—	507
Operating expenses	109	157	97	75	39	24	43	544	6	4	(1)	553
Depreciation and amortization	57	67	18	55	48	15	40	300	8	1	—	309
Operating income	208	120	23	46	56	31	64	548	35	(5)	—	578
Other income, net	11	4	3	1	—	—	1	20	—	(2)	—	18
Finance charges	70	25	11	34	24	10	19	193	2	48	—	243
Income tax expense	45	18	3	6	—	6	7	85	—	(24)	—	61
Net earnings	104	81	12	7	32	15	39	290	33	(31)	—	292
Non-controlling interests	18	—	—	—	—	—	4	22	13	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	86	81	12	7	32	15	35	268	20	(48)	—	240
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	245	144	59	114	104	25	72	763	29	—	—	792

Quarter Ended
June 30, 2017
($ millions)
Revenue	408	552	206	227	148	85	331	1,957	59	1	(2)	2,015
Energy supply costs	—	175	64	72	—	21	193	525	—	—	(1)	524
Operating expenses	114	150	99	73	48	21	44	549	10	9	(1)	567
Depreciation and amortization	56	67	17	50	46	15	38	289	8	1	—	298
Operating income	238	160	26	32	54	28	56	594	41	(9)	—	626
Other income, net	10	3	1	6	1	—	(1)	20	—	1	(1)	20
Finance charges	67	26	11	29	24	9	19	185	1	47	(1)	232
Income tax expense	67	48	6	3	—	3	5	132	2	(32)	—	102
Net earnings	114	89	10	6	31	16	31	297	38	(23)	—	312
Non-controlling interests	21	—	—	—	—	—	4	25	13	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	93	89	10	6	31	16	27	272	25	(40)	—	257
Goodwill	7,960	1,793	585	913	227	235	251	11,964	27	—	—	11,991
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	3,731	45,972	1,581	93	(65)	47,581
Capital expenditures	244	121	53	103	102	25	68	716	3	—	—	719

	REGULATED								NON-REGULATED
Year-to-Date									Energy		Inter-
June 30, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	728	974	476	655	284	201	733	4,051	97	—	(4)	4,144
Energy supply costs	—	348	182	184	—	62	459	1,235	1	—	—	1,236
Operating expenses	212	296	202	151	81	50	88	1,080	19	11	(4)	1,106
Depreciation and amortization	113	132	35	110	95	30	79	594	16	1	—	611
Operating income	403	198	57	210	108	59	107	1,142	61	(12)	—	1,191
Other income, net	21	6	5	2	—	1	—	35	—	(8)	—	27
Finance charges	138	50	21	67	49	20	38	383	3	93	—	479
Income tax expense	77	23	8	40	—	9	11	168	2	(87)	—	83
Net earnings	209	131	33	105	59	31	58	626	56	(26)	—	656
Non-controlling interests	37	—	—	—	—	—	5	42	18	—	—	60
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	172	131	33	105	59	31	53	584	38	(59)	—	563
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	468	269	107	200	223	54	125	1,446	31	—	—	1,477

Year-to-Date
June 30, 2017
($ millions)
Revenue	803	1,010	464	676	295	198	733	4,179	115	1	(6)	4,289
Energy supply costs	—	346	149	254	—	67	462	1,278	1	—	(1)	1,278
Operating expenses	226	297	208	145	100	44	87	1,107	23	21	(5)	1,146
Depreciation and amortization	110	133	34	100	95	31	75	578	16	1	—	595
Operating income	467	234	73	177	100	56	109	1,216	75	(21)	—	1,270
Other income, net	20	15	2	10	2	—	(1)	48	—	1	(1)	48
Finance charges	130	52	21	58	46	18	38	363	2	97	(1)	461
Income tax expense	132	67	21	26	—	7	11	264	7	(63)	—	208
Net earnings	225	130	33	103	56	31	59	637	66	(54)	—	649
Non-controlling interests	41	—	—	—	—	—	6	47	18	—	—	65
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	184	130	33	103	56	31	53	590	48	(87)	—	551
Goodwill	7,960	1,793	585	913	227	235	251	11,964	27	—	—	11,991
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	3,731	45,972	1,581	93	(65)	47,581
Capital expenditures	512	248	103	197	195	46	120	1,421	7	—	—	1,428
Related-Party and Inter-Company Transactions

Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2018 and 2017.

Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. Inter-company transactions are summarized below.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Sale of capacity from Waneta Expansion to FortisBC Electric	4	3	19	19
Sale of energy from Belize Electric Company Limited to BEL	9	7	18	14
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	6	5	13	13

As at June 30, 2018 accounts receivable included approximately $10 million due from BEL (December 31, 2017 - $20 million).

The Corporation periodically provides short-term financing to subsidiaries to support capital expenditure programs, acquisitions and seasonal working capital requirements. There were no inter-segment loans outstanding as at June 30, 2018 and December 31, 2017.